CEB Tamx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

[redacted]

05073792

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

December 6, 2005

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 2, 2005 the American Stock Exchange (the "Exchange") received from the PowerShares Exchange-Traded Fund Trust (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities for the following investment portfolios, PowerShares Dynamic Hardware & Consumer Electronics Portfolio Fund, PowerShares Dynamic Telecommunications & Wireless Portfolio Fund, PowerShares Value Line Timeliness Select and PowerShares Water Resources Portfolio Fund.

Shares of beneficial interest, par value $0.01 per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl